Investment income and financing costs (Tables)	12 Months Ended
Mar. 31, 2023
Investment income and financing costs
Schedule of investment income and financing costs

		Re-presented[1]	Re-presented[1]
	2023	2022	2021
	€m	€m	€m
Investment income
Financial assets measured at amortised cost	212	249	221
Financial assets measured at fair value through profit and loss	36	5	24
	248	254	245
Financing costs
Financial liabilities measured at amortised cost
Bonds	1,711	1,546	1,722
Lease liabilities	436	398	374
Bank loans and other liabilities[2]	430	469	463
Interest on derivatives	(561)	(428)	(485)
Mark-to-market on derivatives	(423)	(341)	(1,070)
Financial assets measured at fair value through profit and loss	–	36	–
Foreign exchange	135	284	23
	1,728	1,964	1,027
Net financing costs	1,480	1,710	782

Notes:

1

The results for the years ended 31 March 2022 and 31 March 2021 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. In the year ended 31 March 2021, investment income has decreased by €85 million compared to the amount previously reported. There is no impact on the amount previously reported for the year ended 31 March 2022. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

2	Interest capitalised for the year ended 31 March 2023 was €5 million (2022: €17 million, 2021: €17 million).